UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Institutional Investment Manager Filing this Report:

RS Value Group LLC
388 Market Street, Ste. 1700
San Francisco, CA  94111

13F File Number:	028-05157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

George Randall Hecht
CEO
(415) 591-2700

Signature, Place, and Date of Signing:

/s/G. Randall Hecht	San Francisco, CA		November 14, 2003

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	47,659

List of Other Included Managers:  None

ISSUER          	  CLASS    CUSIP        VALUE      SHS       INVEST  VOTG
                                          (X1000)              DISCRET AUTH
AMERIGROUP             Com   03073T102        370       8,300  sole    sole
AT&T Wireless Svcs     Com   00209A106        303      37,000  sole    sole
Abbot Labs             Com   002824100        277       6,500  sole    sole
Abgenix                Com   00339B107      3,112     214,800  sole    sole
ActivCard              Com   00506j107      1,729     211,600  sole    sole
Activision             Com   004930202        180      15,100  sole    sole
Alaska Comm            Com   01167p101        731     162,900  sole    sole
Argonaut Tech          Com   040175101        351     269,713  sole    sole
Barr Labs              Com   068306109         85       1,250  sole    sole
Blue Rhino             Com   095811105      1,837     165,800  sole    sole
CPI Aerostructure      Com   125919308      1,780     198,000  sole    sole
CSG Syst Intl          Com   126349109        211      14,300  sole    sole
Cuisine Solutions      Com   229904107        129     186,389  sole    sole
EPIX Medical           Com   26881q101      1,859     109,200  sole    sole
Elan                   ADR   284131208        224      42,400  sole    sole
Electronic Fuel        Com   284871100        309     227,100  sole    sole
Eloyalty               Com   290151109        664     188,500  sole    sole
Fresh Del Monte        Ord   g36738105        204       8,300  sole    sole
GameStop               Com   36466r101        334      21,000  sole    sole
Health Mgmt Assoc      Com   421933102        185       8,500  sole    sole
IDT                    Cl B  448947309        199      11,000  sole    sole
Illumina               Com   452327109      4,048     756,600  sole    sole
InfoCrossing           Com   45664X109      1,618     203,300  sole    sole
Ivanhoe Energy         Com   465790103     12,749   4,823,580  sole    sole
Jones Apparel          Com   480074103        165       5,500  sole    sole
Juno Lighting          Com   482047206      1,468     103,100  sole    sole
Kindred Health         Com   494580103        288       7,700  sole    sole
MPSI Syst              Com   553412206         29     225,838  sole    sole
Millennium Pharma      Com   599902103      1,813     117,800  sole    sole
Monolithic Syst Tech   Com   609842109        135      16,000  sole    sole
Neose Tech             Com   640522108      1,039     111,111  sole    sole
Netsolve               Com   64115j106      1,620     221,900  sole    sole
Niku                   Com   654113109        248      33,900  sole    sole
Nobel Learning Comm    Com   654889104         80      15,000  sole    sole
PRG-Schultz Intl       Com   69357c107      1,318     232,000  sole    sole
PYR Energy             Com   693677106        417     744,000  sole    sole
Persistence Softw      Com   715329108        160      29,870  sole    sole
Selectica              Com   816288104        743     156,400  sole    sole
Sentex Sensing Tech    Com   817268105         17     815,961  sole    sole
TechTeam Global        Com   878311109        479      78,400  sole    sole
Tellium                Com   87967e107        693     506,200  sole    sole
Travelers Ppty CasualtyCom   89420g109        159      10,000  sole    sole
US Global Investors    Cl A  902952100        193      72,500  sole    sole
UnitedGlobalCom        Cl A  913247508        287      47,000  sole    sole
Univ Access Global     Com   91336M105        228      69,225  sole    sole
ValueClick             Com   92046n102      2,006     238,500  sole    sole
Vignette               Com   926734104        274     119,300  sole    sole
WorldPort Comm         Com   98155j105        313     736,500  sole    sole